Investments in equity accounted associates - Castcrown Ltd - Additional information (Details) - Castcrown Ltd $ in Thousands	Jan. 27, 2022 USD ($)	Mar. 30, 2022 USD ($)
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.50%
Consideration	$ 2,970
Number of survival RPG titles	2
Put and call option to obtain full control (as a percent)	100
Maximum option premium	$ 1,200
Additional option premium	$ 800
Derivative asset arising from call option		$ (3,745)